OTHER OPERATING INCOME (EXPENSES) - Summary of other operating income (expenses) (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
OTHER OPERATING INCOME (EXPENSES)
Recovered expenses and fines	R$ 960,851	R$ 2,534,835	R$ 993,551
Provisions for labor, tax and civil contingencies (Note 20)	(653,686)	(1,066,022)	(673,905)
Net income from the FiBrasil operation, including goodwill write-off (Note 2.d)		416,577
Other operating income, net	281,732	42,235	224,442
Total	588,897	1,927,625	544,088
Other operating income	1,242,583	2,993,647	1,419,113
Other operating expenses	R$ (653,686)	R$ (1,066,022)	R$ (875,025)